INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Income Taxes Details 1
Change in net operating loss benefit	$ 217,716	$ 114,935
Change in valuation allowance	(217,716)	(114,935)
Total